Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Income Tax Disclosure [Text Block]

NOTE 13 Income Taxes

Income tax expense for the years ended December 31, 2021 and 2020 is as follows:

(Dollars in thousands)	2021	2020
Current:
Federal	$3,234	3,418
State	1,519	1,452
Total current	4,753	4,870
Deferred:
Federal	410	(589)
State	202	(213)
Total deferred	612	(802)
Income tax expense	$5,365	4,068

The reasons for the difference between the expected income tax expense utilizing the federal corporate tax rate of 21% and the actual income tax expense are as follows:

(Dollars in thousands)	2021	2020
Expected federal income tax expense	$3,975	3,019
Items affecting federal income tax:
State income taxes, net of federal income tax deduction	1,350	1,025
Other, net	40	24
Income tax expense	$5,365	4,068

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2021	2020
Deferred tax assets:
Allowances for loan losses	$2,610	3,010
Deferred compensation costs	143	141
Deferred ESOP loan asset	399	430
Non-accruing loan interest	96	134
Net unrealized loss on securities available for sale	618	0
Other	679	499
Total gross deferred tax assets	4,545	4,214

Deferred tax liabilities:
Deferred loan costs	272	119
Premises and equipment basis difference	669	549
Originated mortgage servicing rights	923	856
Net unrealized gain on securities available for sale	0	496
Other	152	167
Total gross deferred tax liabilities	2,016	2,187
Net deferred tax assets	$2,529	2,027

The Company has no federal and $0.4 million of state net operating loss carryforwards at December 31, 2021.

Retained earnings at December 31, 2021 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three-year period and the probability that taxable income will be generated in future periods. The Company could not currently identify any negative evidence. Based upon this evaluation, the Company determined that no valuation allowance was required with respect to the net deferred tax assets at December 31, 2021 and 2020.